Acquisition costs and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2021 Options EquityInstruments £ / shares	Dec. 31, 2020 Options EquityInstruments £ / shares	Dec. 31, 2019 Options EquityInstruments £ / shares
Number of options
Balance at beginning of year | Options	2,000,000	4,000,000
Balance at end of year | Options	2,000,000	2,000,000	4,000,000
Number of awards
Weighted average share price | £ / shares	£ 14.31	£ 11.64	£ 15.05
PCA LTIP
Share-based payment
Vesting period of awards	3 years
SAYE options
Number of options
Balance at beginning of year | Options	2,320,320	3,800,000	4,900,000
Granted | Options	400,000	400,000	600,000
Modification | Options	100,000		300,000
Exercised | Options	(700,000)	(900,000)	(1,700,000)
Cancelled | Options	(100,000)	(100,000)	(100,000)
Lapsed/Expired | Options		(900,000)	(100,000)
M&G plc awards derecognised on demerger | Options			(100,000)
Balance at end of year | Options	2,022,535	2,320,320	3,800,000
Options immediately exercisable at end of year | Options	200,000	500,000	900,000
Weighted average exercise price
Balance at beginning of year | £ / shares	£ 11.86	£ 12.38	£ 12.10
Granted | £ / shares	11.90	9.64	11.13
Modification | £ / shares	11.77		11.95
Exercised | £ / shares	12.58	11.44	10.87
Forfeited | £ / shares	11.11	14.27	12.87
Cancelled | £ / shares	11.51	12.55	12.82
Lapsed/Expired | £ / shares	12.88	13.28	12.93
M&G plc awards derecognised on demerger | £ / shares			13.37
Balance at end of year | £ / shares	11.61	11.86	12.38
Options immediately exercisable at end of year | £ / shares	£ 12.26	£ 12.64	£ 11.33
Incentive plans
Number of awards
Balance at beginning of year | EquityInstruments	40.6	33.0	32.8
Granted | EquityInstruments	5.2	20.2	13.4
Modification | EquityInstruments	0.7		4.3
Exercised | EquityInstruments	(8.6)	(10.3)	(9.8)
Forfeited | EquityInstruments	(3.1)	(1.5)	(2.5)
Cancelled | EquityInstruments	(0.1)	(0.1)	(0.7)
Lapsed/Expired | EquityInstruments	(0.6)	(0.7)	(1.0)
Jackson awards derecognised on demerger | EquityInstruments	(9.5)
M&G plc awards derecognised on demerger | EquityInstruments			(3.5)
Balance at end of year | EquityInstruments	24.6	40.6	33.0